Revenue from contracts with customers and trade receivables (Tables)	12 Months Ended
Mar. 31, 2025
Revenue [abstract]
Schedule of Revenue from contracts with customers
Revenue from contracts with customers:

	For the Year Ended March 31,
	2025		2024		2023
Sales	Rs.	316,320	Rs.	271,396	Rs.	234,595
Service income		5,426		5,655		4,508
License fees (1)		3,789		2,113		6,776
	Rs.	325,535	Rs.	279,164	Rs.	245,879

(1)
During the year ended March 31, 2025, the license fees includes an amount of
Rs.1,266 (U.S.$15)
as a milestone payment receivable upon U.S. FDA approval of DFD 29, in accordance with the license and collaboration agreement dated June 29, 2021 with Journey Medical Corporation. This transaction pertains to the Company’s Others segment.

Details of deferred revenue
Tabulated below is the reconciliation of deferred revenue for the years ended March 31, 2025 and 2024.

	For the Year Ended March 31,
	2025		2024
Balance as of April 1	Rs.	1,567	Rs.	2,367
Revenue recognized during the year		(1,799)		(1,768)
Milestone payment received during the year		1,815		968
Balance as of March 31	Rs.	1,583	Rs.	1,567
Current		421		374
Non-current		1,162		1,193

Details of significant gross to net adjustments relating to Company's North America Generics business
A roll-forward for each major accrual for the Company’s North America Generics business for the fiscal years ended March 31, 2023, 2024 and 2025 is as follows:

Particulars	Chargebacks	Rebates	Medicaid	Refund Liability (3)
	(All amounts in U.S.$)
Beginning Balance: April 1, 2022	263	94	13	24
Current provisions relating to sales during the year	2,121	209	22	32
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(2,137)	(216)	(22)	(21)
Ending Balance: March 31, 2023	247	87	13	35

Beginning Balance: April 1, 2023	247	87	13	35
Current provisions relating to sales during the year (1)	2,844	322	31	21
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(2,803)	(307)	(25)	(21)
Ending Balance: March 31, 2024	288	102	19	35

Beginning Balance: April 1, 2024	288	102	19	35
Current provisions relating to sales during the year (2)	2,720	253	23	34
Provisions and adjustments relating to sales in prior years	-*	-*	-*	-*
Credits and payments**	(2,665)	(252)	(29)	(27)
Ending Balance: March 31, 2025	343	103	13	42

*
Currently, the Company does not separately track provisions and adjustments, in each case to the extent relating to prior years for chargebacks. However, the adjustments are expected to be non-material. The volumes used to calculate the closing balance of chargebacks represent approximately 1.0 to 1.4 months equivalent of sales, which corresponds to the pending chargeback claims yet to be processed.

**	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, Medicaid payments or refund liability.

(1)
C
hargebacks provisions and payments for the year ended March 31, 2024 were each higher as compared to the year ended March 31, 2023, primarily as a result of the Company’s acquisition of a U.S. generic prescription products portfolio from Mayne Pharma Group Limited in April 2023, higher sales volumes and also due to higher pricing rates per unit for chargebacks. Such higher pricing rates were on account of reductions in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s products.

The rebate provisions and payments for the year ended March 31, 2024 were each higher as compared to the year ended March 31, 2023, primarily as a result of the aforesaid generic portfolio acquisition from Mayne Pharma Group Limited, as well as higher sales volumes for the Company’s base portfolio products.

(2)
Chargebacks provisions and payments for the year ended March 31, 2025 were each lower as compared to the year ended March 31, 2024, primarily as a result of reduction in the invoice price to wholesalers for few of the Company’s major products. This was offset to some extent due to higher pricing rates per unit on chargebacks, on account of reductions in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s products.

(3)
The Company’s overall provision for refund liability as of March 31, 2025 relating to the Company’s North America Generics business was U.S.$42, compared to a liability of U.S.$35 as of March 31, 2024. The refund liability created for new product launches and volume growth, were off-set by the reductions in the contract prices and by product mix changes.

The estimates of “gross-to-net” adjustments for the Company’s operations in India and other countries outside of the United States relate mainly to refund liability in all such operations, and certain rebates to healthcare insurance providers are specific to the Company’s German operations. The pattern of such refund liability is generally consistent with the Company’s gross sales. In Germany, the rebates to healthcare insurance providers mentioned above are contractually fixed in nature and do not involve significant estimations by the Company.

Details of refund liabilities
Refund liabilities:

	For the Year Ended March 31,
	2025		2024
Balance at the beginning of the year	Rs.	4,579	Rs.	4,716
Provision made during the year, net of reversals		4,784		3,321
Provision used during the year		(4,129)		(3,502)
Effect of changes in foreign exchange rates		63		44
Balance at the closing of the year	Rs.	5,297	Rs.	4,579
Current	Rs.	5,297	Rs.	4,579
Non-current		-		-

Details of contract liabilities	Contract liabilities:
	As of March 31,
	2025		2024
Advance from customers	Rs.	1,562	Rs.	1,061
	Rs.	1,562	Rs.	1,061